August 4, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Davlin Philanthropic Funds, File Nos. 333-149064 and 811-22178

Dear Sir/Madam:

On behalf of Davlin Philanthropic Funds, a registered investment company (the “Company”), we hereby submit, via electronic filing, Post-Effective Amendment No. 4 to the Company’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to revise the Principal Philanthropic Strategies and Principal Philanthropic Risks disclosures in the Prospectus to describe the Company’s new donation matching program.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

_/s/ THOMPSON HINE LLP

Thompson Hine LLP